Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

Note 15 — INCOME TAXES

Taxes payable consisted of the following:

	December 31, 2022	December 31, 2021

Income tax payable	$808,705	$6,654,091
Value added tax payable	1,897,087	1,971,625
Business tax payable	19,342	139,137
Withholding taxes payable	-	2,720
Other taxes payable	23,340	84,325
Total taxes payable	$2,748,474	$8,851,898

BVI

Nisun International, formerly known as Hebron Technology, and Nisun BVI were incorporated in the BVI and are not subject to income taxes under the current laws of the BVI.

Cayman

Nami Cayman is incorporated in the Cayman Islands and is not subject to income taxes under the current laws of the Cayman Islands.

Hong Kong

Nisun HK and Nami HK are the companies registered in Hong Kong and subject to a corporate income tax rate of 8.25% on the first HK$2 million of profits and the remaining profits will be taxed at 16.5% if revenue is generated in Hong Kong. HK$3,572,012 and nil pretax income was generated in Hong Kong for the years ended December 31, 2022 and 2021.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2020, Fintech qualified as a High-technology Company and is subject to a favorable income tax rate of 15%. Fintech’s High-technology certificate is valid for three years starting from November 2020 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the entity shall be exempt from the enterprise income tax for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income tax is eligible to be exempt for five years starting from the year ended December 31, 2019. For the year ended December 31, 2022, Jilin Lingang, Jilin Lingang Hengda, Liaogang SH, Liaogang Yingkou, Fintech Zibo, Fintech SX, Fintech Ningbo, Fintech Shandong, Nisun Gold, and Fintech Jiangxi, Nisun Shandong, Gansu Zhonghexi, NingChen, Shanghai Naqing, Nisun Mishan, Hangzhou Fengtai, Fintech Shenzhen, RZ Sailang, Fintech Mongolia, Khorgos Fintech, Fintech Shanxi, Nisun Huaixiang are subject to a favorable income tax rate of 2.5% due to being small-scale taxpayers. The remaining Group’s subsidiaries, VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision (benefit) are as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Current tax provision	$4,792,026	$9,996,987	$1,525,824
Deferred tax (benefit) provision	(50,172)	272,514	(584,760)
Total	$4,741,854	$10,269,501	$941,064

ii)	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Provision for doubtful accounts	$1,369,968	$624,905
Net operating loss carry-forwards	214,893	-
Expenses not currently deductible	292,675	-
Total deferred tax assets	1,877,536	624,905
Less: valuation allowance	(1,566,959)	(624,905)
Net deferred tax assets	$310,577	$-

The change in valuation allowance for the years ended December 31, 2022, 2021 and 2020 amounted to $942,054, $256,740 and $973,712, respectively.

	December 31, 2022	December 31, 2021
Deferred tax liabilities:
Intangible assets acquired from business combinations	$291,858	$504,033
Revenue not currently taxable	418,066	-
Other	17,402	-
Total deferred tax liabilities	$727,326	$504,033

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. The following table reconciles the China statutory rates to the Group’s effective tax rate for the years ended, 2022, 2021 and 2020:

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(8.1)%	(8.3)%	(23.8)%
Effect of temporary differences	-	0.6%	1.2%
Effect of non-deductible expenses	0.1%	7.7%	10.1%
Change in Valuation Allowance	4.1%	-	-
Effect of net operating loss carryforwards	-	-	(3.8)%
Effective tax rate-continuing operations	21.1%	25.0%	8.7%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2022, the tax years ended December 31, 2020 through December 31, 2022 for the Group’s PRC subsidiaries, VIEs and the subsidiaries of VIEs remain open for statutory examination by PRC tax authorities.

The per share effect of favorable income tax rates for the years ended December 31, 2022, 2021 and 2020 were $0.16, $1.57 and $1.39, respectively.